Shareholders' Equity (Schedule Of Restricted Share Units Activity) (Details) - Restricted Share Units [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2014
Number of Restricted Share Units
Restricted Share Units, beginning balance	78,000	78,000	43,000
Restricted Share Units, granted			78,000	8,000	74,000
Restricted Share Units, vested	(39,000)		(43,000)
Restricted Share Units, ending balance	39,000	78,000	78,000
Weighted average grant date fair value
Weighted average grant date fair value, granted			$ 34.90
Weighted average grant date fair value, vested	$ 35.36		$ 42.52